Condensed Consolidated Statements of Cash Flows (Parenthetical) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Common Stock [Member]
Common stock cancelled related to litigation settlement, shares		18,396
Common Stock issued shares	222,222,000	1,587,300
Common stock cancelled related to litigation settlement, shares	1,287,694
Common Stock [Member] | Emergen Energy LLC [Member]
Equity interest percentage	100.00%	100.00%
Common Stock issued shares		1,587,300